Loans Receivable from Franchisees, Net	6 Months Ended
Apr. 30, 2025
Loans Receivable from Franchisees, Net [Abstract]
LOANS RECEIVABLE FROM FRANCHISEES, NET

NOTE 5 — LOANS RECEIVABLE FROM FRANCHISEES, NET

Loans receivables from franchisees consist of non-interest-bearing advances provided by the Company to its franchisees to purchase inventory, equipment; or for use as working capital. The maturity date of the loan is 180 days from the date of disbursement of funds.

As of April 30, 2025 and October 31, 2024, loan receivables from franchisees, net comprised of the following:

	April 30, 2025	October 31, 2024
Loan receivables from franchisees	1,059,060	801,512
Allowance for expected credit losses	(62,455)	(55,520)
Loan receivables from franchisees, net	996,605	745,992

The following is a summary of the activity in the allowance for expected credit losses:

	April 30, 2025	October 31, 2024
Balance at beginning of period	55,520	62,602
Provision	8,101	(8,580)
Effect of translation adjustment	(1,166)	1,498
Balance at end of period	62,455	55,520

The following is a summary of the movement of the loan:

	April 30, 2025	October 31, 2024
Balance at beginning of period	801,512	362,917
Loans lend to franchisees	691,377	1,236,518
Repayment from franchisees	(416,890)	(810,660)
Effect of translation adjustment	(16,939)	12,737
Balance at end of period	1,059,060	801,512

The amount of loans that are past due as of April 30,2025 and October 31, 2024 were $430,501 and $55,495 respectively. As of the reporting date, the amount of loans that are past due is $378,923.

As of April 30, 2025 and October 31, 2024, loans receivable from franchisees, net comprised of the following:

	April 30, 2025	October 31, 2024
Gao Wenjing	51,578	52,685
Wang Shimei	51,578	—
Xu Yong	8,940	—
Nan Xifeng	8,940	—
Zeng Yongjian	45,388	46,361
Song Mingfang	51,578	—
Wang Zhiya	—	52,685
Yu Yang	51,578	52,685
Wang Limin	—	52,685
Zhou Guixiang	—	—
Wang Jia	8,940	—
Wang Xuefeng	178,802	182,641
Wang Xiaohui	8,940	—
Zheng Yanhai	8,940	9,132
Chen Yu	—	9,132
Zhang Ying	—	9,132
Wang Hongli	—	9,132
Ge Xiaoqing	—	9,132
Zhu Hongjun	51,578	52,685
Liu Jie	51,578	52,685
Zhou Qianqian	51,578	52,685
Meng Hao	—	52,685
Liu Zonghui	—	52,685
Li Ruonan	—	52,685
Yan Tianxiang	8,940	—
Wu Yinghan	178,802	—
Liu Yuping	178,802	—
Xiao Yang	17,880	—
Sun Zhongyao	8,940	—
Shen Yue	8,940	—
Sun Xuqiang	8,940	—
Zhao Zhe	8,940	—
Fan Lingfu	8,940	—
	1,059,060	801,512
Less: Allowance for expected credit loss	(62,455)	(55,520)
Loan receivables from franchisees, net	996,605	745,992